Financial Income and Expense, Net	6 Months Ended
Jun. 30, 2026
Financial Income and Expense, Net [Abstract]
Financial income and expense, net

Note 16. Financial income and expense, net

The financial income and expense, net for the six-month periods ended June 30, 2026, and 2025, is composed of the following:

	June 30, 2026	June 30, 2025
Financial income:
Income (loss) on financial investments	8	569
Interest income	436	535
Discounts obtained	7	85
Exchange variation (foreign exchange profit)	8,296	9,569
Total	8,747	10,758
Financial Expenses:
Interest and penalty on contingent consideration by amortization cost	(22,343)	(22,535)
Earnout penalty	(1,260)	(1,260)
Interest on loans, financing and debentures	(4,979)	(3,372)
Other interest and expense	(3,221)	(3,523)
Exchange variation (foreign exchange losses)	(3,961)	(1,134)
Total	(35,764)	(31,824)
Financial income and expense, net	(27,017)	(21,066)